Debt - Schedule of components of Debt (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Jul. 31, 2013
Debt Instrument [Line Items]
Total debt	$ (2,306,537,000)	$ (2,379,531,000)
Subtotal (excluding lessor VIE loans)	(997,253,000)	(885,860,000)
Less: Deferred financing costs	24,816,000	28,749,000
Total debt, net of deferred financing costs	(2,281,721,000)	(2,350,782,000)
Revolving Credit Facility | Gimi facility
Debt Instrument [Line Items]
Total debt	(410,000,000)	(300,000,000)
Revolving Credit Facility | Revolving Credit facility
Debt Instrument [Line Items]
Total debt	(100,000,000)	(100,000,000)
Convertible Debt | 2017 Convertible Bonds
Debt Instrument [Line Items]
Total debt	(396,074,000)	(383,739,000)
Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Total debt	(60,178,000)	(65,649,000)
Secured Debt | $1.125 billion facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 1,125,000,000
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt	(31,001,000)	(36,472,000)
Secured Debt | CSSC VIE loan
Debt Instrument [Line Items]
Total debt	(629,482,000)	(691,488,000)
Secured Debt | ICBCL VIE loans
Debt Instrument [Line Items]
Total debt	(319,271,000)	(434,152,000)
Secured Debt | AVIC VIE Loans
Debt Instrument [Line Items]
Total debt	(114,656,000)	(104,807,000)
Secured Debt | CCBFL VIE loan
Debt Instrument [Line Items]
Total debt	(90,400,000)	(90,178,000)
Secured Debt | CMBL VIE loan
Debt Instrument [Line Items]
Total debt	(78,196,000)	(89,450,000)
Secured Debt | COSCO Shipping VIE loan
Debt Instrument [Line Items]
Total debt	$ (77,279,000)	$ (83,596,000)